Property, plant and equipment (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss on sale of equipment	€ 200
Depreciation expense	600	€ 600
Claims under agreement amount	800
Gain on sale of property	140
Gain on sale of property yield	9,320
Impairment of charge	800
Impairment charge	5,500	3,300
HEVO Sul Project [Member]
IfrsStatementLineItems [Line Items]
Impairment charge	3,300
Operating Expenses [Member]
IfrsStatementLineItems [Line Items]
Impairment of charge	€ 2,200	3,300
Energy Production Plant 1 [Member]
IfrsStatementLineItems [Line Items]
Energy price growth rate	3.50%
Long-term inflation rate	2.00%
Discount rate	7.00%
Production and plant useful live	useful lives ranging between 8 and 20 years
Impairment of charge	€ 1,400	1,000
Energy Production Plant 2 [Member]
IfrsStatementLineItems [Line Items]
Energy price growth rate	3.50%
Long-term inflation rate	2.00%
Discount rate	7.00%
Production and plant useful live	useful lives ranging between 20 and 25 years
Impairment of charge	€ 800	€ 2,300